Lincoln Life Variable Annuity Account LMB-K

Financial Statements as of and for the Year Ended December 31, 2024 and Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Lincoln National Life Insurance Company and

Contract Owners of Lincoln Life Variable Annuity Account LMB-K

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise the Lincoln Life Variable Annuity Account LMB-K (the Account) as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes to the financial statements (collectively referred to as the “financial statements”) and the financial highlights for each of the five years in the period then ended. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts constituting Lincoln Life Variable Annuity Account LMB-K at December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and each of their financial highlights for the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and the financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

2000 Market Street Philadelphia, PA 19103 T +1 215 561 7300 F +1 215 569 8709
mitchelltitus.com

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Account’s auditor since 2020.

/s/ Mitchell & Titus, LLP

April 15, 2025

List of Subaccounts

▪	Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1

▪	Columbia Variable Portfolio - Government Money Market Fund - Class 1

▪	Columbia Variable Portfolio - Large Cap Growth Fund - Class 1

▪	Columbia Variable Portfolio - Overseas Core Fund - Class 1

▪	Columbia Variable Portfolio - Small Company Growth Fund - Class 1

▪	Columbia Variable Portfolio - Strategic Income Fund - Class 1

▪	Columbia Variable Portfolio - U.S. Government Mortgage Fund - Class 1

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT LMB-K

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2024

Subaccount	Investments	Total Assets	Net Assets

Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1	$69,042	$69,042	$69,042
Columbia Variable Portfolio - Government Money Market Fund - Class 1	150,729	150,729	150,729
Columbia Variable Portfolio - Large Cap Growth Fund - Class 1	332,441	332,441	332,441
Columbia Variable Portfolio - Overseas Core Fund - Class 1	14,691	14,691	14,691
Columbia Variable Portfolio - Small Company Growth Fund - Class 1	192,865	192,865	192,865
Columbia Variable Portfolio - Strategic Income Fund - Class 1	48,207	48,207	48,207
Columbia Variable Portfolio - U.S. Government Mortgage Fund - Class 1	42,247	42,247	42,247

See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT LMB-K

STATEMENTS OF OPERATIONS

Year Ended December 31, 2024

Subaccount	Dividends from investment income	Mortality and expense guarantee charges	NET INVESTMENT INCOME (LOSS)	Net realized gain/(loss) on investments	TOTAL NET REALIZED GAIN (LOSS) ON INVESTMENTS	Net change in unrealized appreciation or depreciation on investments	NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS

Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1	$-	$(930)	$(930)	$127	$127	$9,178	$8,375
Columbia Variable Portfolio - Government Money Market Fund - Class 1	7,430	(2,143)	5,287	-	-	-	5,287
Columbia Variable Portfolio - Large Cap Growth Fund - Class 1	-	(4,226)	(4,226)	1,280	1,280	78,791	75,845
Columbia Variable Portfolio - Overseas Core Fund - Class 1	670	(217)	453	(14)	(14)	(123)	316
Columbia Variable Portfolio - Small Company Growth Fund - Class 1	4,119	(2,632)	1,487	(17,876)	(17,876)	56,253	39,864
Columbia Variable Portfolio - Strategic Income Fund - Class 1	2,141	(668)	1,473	(7)	(7)	35	1,501
Columbia Variable Portfolio - U.S. Government Mortgage Fund - Class 1	1,421	(600)	821	(200)	(200)	(567)	54

See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT LMB-K

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2023 and 2024

	Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1	Columbia Variable Portfolio - Government Money Market Fund - Class 1	Columbia Variable Portfolio - Large Cap Growth Fund - Class 1	Columbia Variable Portfolio - Overseas Core Fund - Class 1	Columbia Variable Portfolio - Small Company Growth Fund - Class 1	Columbia Variable Portfolio - Strategic Income Fund - Class 1	Columbia Variable Portfolio - U.S. Government Mortgage Fund - Class 1
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2023	$58,639	$203,784	$203,504	$13,865	$166,146	$45,396	$49,621

Changes From Operations:
Net investment income (loss)	(807)	6,407	(3,435)	75	(2,605)	1,021	677
Total net realized gain (loss) on investments	1	-	7,891	(64)	318	(564)	(143)
Net change in unrealized appreciation or depreciation on investments	2,934	-	80,711	1,912	95,720	3,159	1,455

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	2,128	6,407	85,167	1,923	93,433	3,616	1,989

Changes From Unit Transactions:
Net unit transactions	(49)	(37,942)	(28,406)	(693)	(55,893)	(1,109)	(7,610)

NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(49)	(37,942)	(28,406)	(693)	(55,893)	(1,109)	(7,610)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,079	(31,535)	56,761	1,230	37,540	2,507	(5,621)

NET ASSETS AT DECEMBER 31, 2023	60,718	172,249	260,265	15,095	203,686	47,903	44,000

Changes From Operations:
Net investment income (loss)	(930)	5,287	(4,226)	453	1,487	1,473	821
Total net realized gain (loss) on investments	127	-	1,280	(14)	(17,876)	(7)	(200)
Net change in unrealized appreciation or depreciation on investments	9,178	-	78,791	(123)	56,253	35	(567)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	8,375	5,287	75,845	316	39,864	1,501	54

Changes From Unit Transactions:
Net unit transactions	(51)	(26,807)	(3,669)	(720)	(50,685)	(1,197)	(1,807)

NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(51)	(26,807)	(3,669)	(720)	(50,685)	(1,197)	(1,807)

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,324	(21,520)	72,176	(404)	(10,821)	304	(1,753)

NET ASSETS AT DECEMBER 31, 2024	$69,042	$150,729	$332,441	$14,691	$192,865	$48,207	$42,247

See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT LMB-K

NOTES TO FINANCIAL STATEMENTS

December 31, 2024

1. ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION

The Variable Account:

Effective October 1, 2021, Lincoln Life Assurance Company of Boston, a wholly owned subsidiary of Lincoln National Life Insurance Company (“Lincoln Life”), merged with and into Lincoln Life (the “Company”). Also effective October 1, 2021, Variable Account K of Liberty Life Assurance Company of Boston is now known as Lincoln Life Variable Annuity Account LMB-K (the “Variable Account”). The Variable Account is a separate investment account of the Company and was established as a funding vehicle for the deferred and immediate variable annuity contracts issued by the Company. The Variable Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940 and is an investment company. Accordingly, the Variable Account follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies. The Variable Account invests in eligible mutual funds and is a funding vehicle for group and individual variable annuity contracts. The Variable Account offers one product, as follows:

- New York Preferred Advisor

Effective in 1997, the Variable Account discontinued writing new policies.

Basis of Presentation:

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for unit investment trusts.

Accounting Estimates:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts as of the date of the financial statements. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts that require use of estimates is the fair value of certain assets.

Investments:

The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one of seven mutual funds (the Funds) of two open-ended management investment companies, each Fund with its own investment objective. The Funds are:

Columbia Funds Variable Insurance Trust:
Columbia Variable Portfolio - Small Company Growth Fund - Class 1
Columbia Variable Portfolio - Strategic Income Fund - Class 1

Columbia Funds Variable Series Trust II:
Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1
Columbia Variable Portfolio - Government Money Market Fund - Class 1
Columbia Variable Portfolio - Large Cap Growth Fund - Class 1
Columbia Variable Portfolio - Overseas Core Fund - Class 1
Columbia Variable Portfolio - U.S. Government Mortgage Fund - Class 1

Investments in the Funds are valued at their closing net asset value ("NAV") as determined by the respective mutual fund. Transactions are recorded on the trade date. Realized gains and losses on sales of investments are computed on the basis of the identified cost of the investment sold.

Investments in the Funds are stated at fair value as determined by the closing NAV per share on December 31, 2024. NAV is quoted by the Funds as derived by the fair value of the Funds' underlying investments. The difference between cost and NAV is reflected as unrealized appreciation or depreciation of investments. There are no redemption restrictions on investments in the Funds.

Dividends:

Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes:

The operations of the Variable Account are part of the operations of the Company and are not taxed separately. The Company qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes. In the event of a change in applicable tax law, the Company will review this policy and if necessary a provision may be made in future years.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT LMB-K

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

Annuity Reserves:
Annuity reserves are computed for contracts under which periodic benefit payments are being made according to the 2000 Individual Annuity Mortality Table for issues prior to 1/1/2015 and the 2012 Individual Annuity Reserve Table for issues thereafter. The assumed investment rate is either 3.0% or 5.0%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Variable Account by the Company.

Transfers:
Contract holders may make transfers between sub-accounts. Transfers will be executed based on the unit value of each sub-account on the day the transfer is initiated. The Company may charge a transfer fee of up to $25. If a contract holder’s financial transaction is not executed on the appropriate investment date, a correcting transaction is required by the Company in order to make the contract owner whole. The resulting risk of a gain or loss from this correcting transaction has no effect on the contract holder’s account and is fully assumed by the Company.

Diversification Requirements:
Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a pension plan contract, is not treated as an annuity contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Company believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

ASU 2023-07 Considerations:

In this reporting period, we adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect our financial position or the results of its operations.

Each subaccount of the Variable Account constitutes a single operating segment and therefore, a single reportable segment because the CODM manages the activities of the Variable Account using information of each fund. The Variable Account is engaged in a single line of business as a registered unit investment trust. The Variable Account is a funding vehicle for individual variable annuity contracts with assets owned by the Company to support the liabilities of the applicable insurance contracts. The subaccounts have identified the Board of Directors of the Lincoln Financial Investments, Corporation as the chief operating decision maker ("CODM") as the Variable Account does not have employees and is not a separate legal entity.

The CODM uses Increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the subaccounts within the Variable Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the Accounting Policies and Variable Account Information (see note 1). The measure of segment assets is reported on the Statements of assets and liabilities as Total Assets and significant segment expenses are listed on the Statements of operations. Refer to the Statements of operations and Statements of changes in net assets for each subaccount's operating segment results as of December 31, 2024 and 2023.

2. MORTALITY AND EXPENSE GUARANTEES AND OTHER TRANSACTIONS WITH AFFILIATES

Daily deductions are made from each contract owner’s account value for assumption of mortality and expense risk at an effective annual rate of 1.25% of contract value.

A daily deduction is also made from each contract owner’s account value to compensate the Company for certain sales distribution expenses relating to a contract at an effective annual rate of 0.15% of average daily net asset value. There are no deductions made from purchase payments for sales charges at the time of purchase. In the event of a contract termination, a contingent deferred sales charge, based on a graded table of charges, is deducted.

An annual contract maintenance charge of $36 from the contract value to cover the cost of contract administration, is deducted from each contract holder's account on the contract anniversary date, and these fees are reported in the statements of changes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT LMB-K

NOTES TO FINANCIAL STATEMENTS (Continued)

3. FINANCIAL HIGHLIGHTS

A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for each year or period in the five years ended December 31, 2024, follows:

Subaccount	Year		Minimum Fee Rate (1)	Maximum Fee Rate (1)	Minimum Unit Value (2)	Maximum Unit Value (2)	Units Outstanding	Net Assets	Minimum Total Return (3)	Maximum Total Return (3)	Investment Income Ratio (4)

Columbia Variable Portfolio - Asset Allocation Fund - Class 1	2020	(a)	1.24%	1.39%	$60.87	$63.27	-	$-	-6.83%	-6.79%	2.71%

Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1	2024		1.40%	1.40%	26.01	26.01	2,654	69,042	13.81%	13.81%	0.00%
	2023		1.40%	1.40%	22.86	22.86	2,656	60,718	3.63%	3.63%	0.00%
	2022		1.40%	1.40%	22.06	22.06	2,659	58,639	-2.48%	-2.48%	0.00%
	2021		1.40%	1.40%	22.62	22.62	5,967	134,966	24.42%	24.42%	0.00%
	2020		1.24%	1.39%	18.18	18.44	6,101	111,261	-0.25%	-0.10%	0.00%

Columbia Variable Portfolio - Government Money Market Fund - Class 1	2024		1.40%	1.40%	9.86	9.86	15,290	150,729	3.53%	3.53%	4.60%
	2023		1.40%	1.40%	9.52	9.52	18,090	172,249	3.27%	3.27%	4.88%
	2022		1.40%	1.40%	9.22	9.22	22,102	203,784	-0.22%	-0.22%	0.63%
	2021		1.40%	1.40%	9.24	9.24	33,546	309,910	-1.38%	-1.38%	0.01%
	2020		1.24%	1.39%	9.37	9.47	39,394	360,778	-1.08%	-0.93%	0.11%

Columbia Variable Portfolio - Large Cap Growth Fund - Class 1	2024		1.40%	1.40%	53.74	53.74	6,186	332,441	29.50%	29.50%	0.00%
	2023		1.40%	1.40%	41.50	41.50	6,271	260,265	41.18%	41.18%	0.00%
	2022		1.25%	1.25%	29.39	29.39	6,923	203,504	-32.34%	-32.34%	0.00%
	2021		1.40%	1.40%	43.44	43.44	8,505	369,497	26.94%	26.94%	0.00%
	2020		1.24%	1.39%	34.22	34.72	9,815	335,820	32.87%	33.07%	0.00%

Columbia Variable Portfolio - Overseas Core Fund - Class 1	2024		1.40%	1.40%	14.07	14.07	1,044	14,691	2.00%	2.00%	4.50%
	2023		1.40%	1.40%	13.79	13.79	1,095	15,095	14.04%	14.04%	1.94%
	2022		1.25%	1.25%	12.09	12.09	1,147	13,865	-15.86%	-15.86%	0.52%
	2021		1.40%	1.40%	14.37	14.37	1,228	17,644	8.45%	8.45%	1.35%
	2020		1.39%	1.39%	13.25	13.25	1,296	17,174	7.61%	7.61%	1.69%

Columbia Variable Portfolio - Small Company Growth Fund - Class 1	2024		1.40%	1.40%	168.20	168.20	1,147	192,865	22.38%	22.38%	2.08%
	2023		1.40%	1.40%	137.45	137.45	1,482	203,686	24.88%	24.88%	0.00%
	2022		1.25%	1.25%	110.07	110.07	1,510	166,146	-36.66%	-36.66%	0.00%
	2021		1.25%	1.25%	173.77	173.77	2,894	502,798	-4.24%	-4.24%	0.00%
	2020		1.24%	1.39%	181.47	188.89	3,132	573,685	68.76%	69.01%	0.00%

Subaccount	Year	Minimum Fee Rate (1)	Maximum Fee Rate (1)	Minimum Unit Value (2)	Maximum Unit Value (2)	Units Outstanding	Net Assets	Minimum Total Return (3)	Maximum Total Return (3)	Investment Income Ratio (4)

Columbia Variable Portfolio - Strategic Income Fund - Class 1	2024	1.40%	1.40%	36.45	36.45	1,323	48,207	3.24%	3.24%	4.46%
	2023	1.40%	1.40%	35.30	35.30	1,357	47,903	8.15%	8.15%	3.55%
	2022	1.25%	1.25%	32.64	32.64	1,391	45,396	-12.61%	-12.61%	2.94%
	2021	1.40%	1.40%	37.35	37.35	1,425	53,229	0.67%	0.67%	5.32%
	2020	1.39%	1.39%	37.10	37.10	1,462	55,711	5.34%	5.34%	2.86%

Columbia Variable Portfolio - U.S. Government Mortgage Fund - Class 1	2024	1.40%	1.40%	9.90	9.90	4,267	42,247	0.15%	0.15%	3.30%
	2023	1.40%	1.40%	9.88	9.88	4,451	44,000	4.23%	4.23%	2.89%
	2022	1.25%	1.25%	9.48	9.48	5,232	49,621	-15.33%	-15.33%	2.19%
	2021	1.40%	1.40%	11.20	11.20	5,615	62,893	-2.35%	-2.35%	2.04%
	2020	1.39%	1.39%	11.47	11.47	5,829	66,835	3.63%	3.63%	2.21%

(a) For the period from January 1, 2020 through April 24, 2020 (date of merger).

(1)	These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for only those subaccounts which contain investments as of the respective year end. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.

(2)	As the unit value is presented as a range of minimum to maximum values for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity.

(3)	These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from contract account values. The total return is not annualized. As the total return is presented as a range of minimum to maximum values for only those subaccounts which existed for the entire year, some individual contract total returns may not be within the ranges presented as a result of partial year activity.

(4)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Note: Amounts may not appear to foot/crossfoot/calculate due to rounding.

Note: Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT LMB-K

NOTES TO FINANCIAL STATEMENTS (Continued)

4. PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2024:

	Aggregate	Aggregate
	Cost of	Proceeds
Subaccount	Purchases	from Sales

Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1	$-	$979
Columbia Variable Portfolio - Government Money Market Fund - Class 1	7,453	28,974
Columbia Variable Portfolio - Large Cap Growth Fund - Class 1	-	7,894
Columbia Variable Portfolio - Overseas Core Fund - Class 1	670	938
Columbia Variable Portfolio - Small Company Growth Fund - Class 1	4,119	53,317
Columbia Variable Portfolio - Strategic Income Fund - Class 1	2,141	1,866
Columbia Variable Portfolio - U.S. Government Mortgage Fund - Class 1	1,421	2,407

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT LMB-K

NOTES TO FINANCIAL STATEMENTS (Continued)

5. INVESTMENTS

The following is a summary of investments owned at December 31, 2024:

		Net	Fair
	Shares	Asset	Value of	Cost of
Subaccount	Owned	Value	Shares	Shares

Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1	1,524	$45.29	$69,042	$52,575
Columbia Variable Portfolio - Government Money Market Fund - Class 1	150,729	1.00	150,729	150,729
Columbia Variable Portfolio - Large Cap Growth Fund - Class 1	6,790	48.96	332,441	185,932
Columbia Variable Portfolio - Overseas Core Fund - Class 1	1,112	13.21	14,691	15,053
Columbia Variable Portfolio - Small Company Growth Fund - Class 1	13,649	14.13	192,865	209,032
Columbia Variable Portfolio - Strategic Income Fund - Class 1	13,029	3.70	48,207	49,804
Columbia Variable Portfolio - U.S. Government Mortgage Fund - Class 1	4,817	8.77	42,247	49,005

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT LMB-K

NOTES TO FINANCIAL STATEMENTS (Continued)

6. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the year ended December 31, 2024, is as follows:

	Units	Net
Subaccount	Redeemed	Decrease

Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1	(2)	(2)
Columbia Variable Portfolio - Government Money Market Fund - Class 1	(2,800)	(2,800)
Columbia Variable Portfolio - Large Cap Growth Fund - Class 1	(85)	(85)
Columbia Variable Portfolio - Overseas Core Fund - Class 1	(50)	(50)
Columbia Variable Portfolio - Small Company Growth Fund - Class 1	(335)	(335)
Columbia Variable Portfolio - Strategic Income Fund - Class 1	(34)	(34)
Columbia Variable Portfolio - U.S. Government Mortgage Fund - Class 1	(184)	(184)

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT LMB-K

NOTES TO FINANCIAL STATEMENTS (Continued)

6. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the year ended December 31, 2023, is as follows:

	Units	Units	Net
Subaccount	Issued	Redeemed	Decrease

Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1	-	(3)	(3)
Columbia Variable Portfolio - Government Money Market Fund - Class 1	1,355	(5,367)	(4,012)
Columbia Variable Portfolio - Large Cap Growth Fund - Class 1	733	(1,385)	(652)
Columbia Variable Portfolio - Overseas Core Fund - Class 1	-	(52)	(52)
Columbia Variable Portfolio - Small Company Growth Fund - Class 1	-	(28)	(28)
Columbia Variable Portfolio - Strategic Income Fund - Class 1	-	(34)	(34)
Columbia Variable Portfolio - U.S. Government Mortgage Fund - Class 1	-	(781)	(781)

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT LMB-K

NOTES TO FINANCIAL STATEMENTS (Continued)

7. SUBSEQUENT EVENTS

Management evaluated subsequent events through the date at which the Variable Account's financial statements were available to be issued, and determined there were no matters to be disclosed.